Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
P
AY
V
ERSUS
P
ERFORMANCE
T
ABLE

The following table presents the total compensation as reported in the “Summary Compensation Table” (“SCT”) as well as the compensation actually paid (“CAP”) to Brad S. Elliott, our principal executive officer (“PEO”) and the average NEO, excluding the PEO for the periods identified. Also included within the table are key operating metrics during those periods:

					Value of Initial Fixed $100 Investment Based On:
Year	SCT for PEO	CAP to PEO (1)	Average SCT for non-PEO NEOs (2)	Average CAP to non-PEO NEOs (3)	EQBK TSR	Peer TSR (4)	Net Income	Adjusted Pre-Tax Income (5)
2022	$2,497,938	$2,387,308	$917,397	$874,513	107.6	113.4	$57,688	$77,043
2021	2,299,501	2,692,454	900,097	1,081,201	110.4	129.8	52,480	66,471
2020	2,016,870	1,429,208	828,665	717,531	69.9	88.7	(74,970)	58,904

(1)	Reconciliation of adjustments made to SCT to arrive at CAP for the PEO:

	2022	2021	2020
SCT	$2,497,938	$2,299,501	$2,016,870
Equity Awards	(838,586)	(677,530)	(464,756)
Change in FV RSUs	485,434	955,548	(82,393)
Change in FV Options	242,522	114,935	(40,513)
CAP	$2,387,308	$2,692,454	$1,429,208
For our PEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2022	782,829	94,681	86,298	(16,597)	(236,024)	16,769	727,956
2021	1,068,307	342,754	—	104,425	(449,316)	4,313	1,070,483
2020	359,387	(440,866)	—	(41,427)	—	—	(122,906)

(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the average non-PEO NEO:

	2022	2021	2020
SCT	$917,397	$900,097	$828,665
Equity Awards	(232,611)	(211,813)	(184,699)
Change in FV RSUs	165,194	383,565	81,407
Change in FV Options	24,533	9,352	(7,842)
CAP	$874,513	$1,081,201	$717,531
For our average
non-PEO
NEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2022	213,477	18,123	9,058	(6,887)	(49,771)	5,727	189,727
2021	325,490	128,577	—	31,042	(93,741)	1,549	392,917
2020	182,840	(98,705)	—	(10,570)	—	—	73,565

(3)	The following Non-PEO NEOs are included in the averages shown:
2022: Ms. Huber and Messrs. Newell, Anderson, Creech and Kossover
2021: Ms. Huber and Messrs. Newell, Anderson and Kossover
2020: Ms. Huber and Messrs. Newell, Anderson and Kossover

(4)
For the purposes of this disclosure, management utilized a peer group consisting of all publicly traded banks between $3 and 10 billion. The peer group is consistent to the group utilized in our analysis of performance to peer when assessing vesting of our LTIP grants. Please refer to the preceding ‘Summary Compensation and Analysis’ for additional detail on peer group composition.

(5)	Reconciliation of Net Income to Adjusted Pre-Tax Income:

	2022	2021	2020
Pre-Tax GAAP income (loss)	$70,282	$64,436	$(74,570)
Securities (gain) loss	(5)	(407)	155
Gain on acquisition / branch sales	(962)	—	(1,202)
Merger Expenses	594	9,189	299
Tax credit partnership amortization	5,080	1,361	—
Provision for credit losses	2,054	(8,480)	29,391
Loss on debt extinguishment	—	372	—
Goodwill impairment	—	—	104,831
Adjusted pre-tax income	$77,043	$66,471	$58,904

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote [Text Block]	The following Non-PEO NEOs are included in the averages shown:
2022: Ms. Huber and Messrs. Newell, Anderson, Creech and Kossover
2021: Ms. Huber and Messrs. Newell, Anderson and Kossover
2020: Ms. Huber and Messrs. Newell, Anderson and Kossover

Peer Group Issuers, Footnote [Text Block]	For the purposes of this disclosure, management utilized a peer group consisting of all publicly traded banks between $3 and 10 billion. The peer group is consistent to the group utilized in our analysis of performance to peer when assessing vesting of our LTIP grants. Please refer to the preceding ‘Summary Compensation and Analysis’ for additional detail on peer group composition.
PEO Total Compensation Amount	$ 2,497,938	$ 2,299,501	$ 2,016,870
PEO Actually Paid Compensation Amount	$ 2,387,308	2,692,454	1,429,208
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	Reconciliation of adjustments made to SCT to arrive at CAP for the PEO:

	2022	2021	2020
SCT	$2,497,938	$2,299,501	$2,016,870
Equity Awards	(838,586)	(677,530)	(464,756)
Change in FV RSUs	485,434	955,548	(82,393)
Change in FV Options	242,522	114,935	(40,513)
CAP	$2,387,308	$2,692,454	$1,429,208
For our PEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2022	782,829	94,681	86,298	(16,597)	(236,024)	16,769	727,956
2021	1,068,307	342,754	—	104,425	(449,316)	4,313	1,070,483
2020	359,387	(440,866)	—	(41,427)	—	—	(122,906)

Non-PEO NEO Average Total Compensation Amount	$ 917,397	900,097	828,665
Non-PEO NEO Average Compensation Actually Paid Amount	$ 874,513	1,081,201	717,531
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the average non-PEO NEO:

	2022	2021	2020
SCT	$917,397	$900,097	$828,665
Equity Awards	(232,611)	(211,813)	(184,699)
Change in FV RSUs	165,194	383,565	81,407
Change in FV Options	24,533	9,352	(7,842)
CAP	$874,513	$1,081,201	$717,531
For our average
non-PEO
NEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2022	213,477	18,123	9,058	(6,887)	(49,771)	5,727	189,727
2021	325,490	128,577	—	31,042	(93,741)	1,549	392,917
2020	182,840	(98,705)	—	(10,570)	—	—	73,565

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Below is a summary of the measures the Company considers most significant when assessing compensation to be paid to our named executive officers:

Measurement
Adjusted Pre-Tax Income
Net Income
Net-Overhead-Ratio Relative to the Budget
Total 3-YR Shareholder Return Relative to Peers
Total 3-YR EPS Growth Relative to Peers

Total Shareholder Return Amount	$ 107.6	110.4	69.9
Peer Group Total Shareholder Return Amount	113.4	129.8	88.7
Net Income (Loss)	$ 57,688,000	$ 52,480,000	$ (74,970,000)
Company Selected Measure Amount	77,043	66,471	58,904
PEO Name	Brad S. Elliott
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net-Overhead-Ratio Relative to the Budget
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total 3-YR Shareholder Return Relative to Peers
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total 3-YR EPS Growth Relative to Peers
PEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (838,586)	$ (677,530)	$ (464,756)
PEO [Member] | Change in FV RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	485,434	955,548	(82,393)
PEO [Member] | Change in FV Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	242,522	114,935	(40,513)
PEO [Member] | Year End Fair Value of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	782,829	1,068,307	359,387
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,681	342,754	(440,866)
PEO [Member] | Fair Value As of Vesting Date of Equity Awards Granted and Vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,298
PEO [Member] | Year Over Year Change in fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,597)	104,425	(41,427)
PEO [Member] | Fair Value at The End of The Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(236,024)	(449,316)
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,769	4,313
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	727,956	1,070,483	(122,906)
Non-PEO NEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(232,611)	(211,813)	(184,699)
Non-PEO NEO [Member] | Change in FV RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	165,194	383,565	81,407
Non-PEO NEO [Member] | Change in FV Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,533	9,352	(7,842)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	213,477	325,490	182,840
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,123	128,577	(98,705)
Non-PEO NEO [Member] | Fair Value As of Vesting Date of Equity Awards Granted and Vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,058
Non-PEO NEO [Member] | Year Over Year Change in fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,887)	31,042	(10,570)
Non-PEO NEO [Member] | Fair Value at The End of The Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,771)	(93,741)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,727	1,549
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 189,727	$ 392,917	$ 73,565